Investment Strategy - AlphaCentric Real Income Fund	Mar. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

“The Fund may invest in derivative instruments, specifically options, interest rate-linked futures, swap agreements, credit default swaps and forward currency contracts (collectively, “Derivatives”) to reduce exposure to, or “hedge” against, market volatilities and other risks. The Fund may also use Derivatives rather than investing directly in an underlying asset class, as a low-cost, effective means to gain exposure to such asset class.”